Condensed Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	LMF ACQUISITION OPPORTUNITIES, INC.	Series B Preferred Stock [Member]	Series A-1 preferred stock [Member]	Series A Two Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member] LMF ACQUISITION OPPORTUNITIES, INC.	Common Stock [Member] Class B Common Stock [Member] LMF ACQUISITION OPPORTUNITIES, INC.	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] LMF ACQUISITION OPPORTUNITIES, INC.	Retained Earnings [Member]	Retained Earnings [Member] LMF ACQUISITION OPPORTUNITIES, INC.
Beginning Balance at Dec. 31, 2019			$ 0	$ 0	$ 0	$ 0
Beginning Balances (in shares) at Dec. 31, 2019			0	0	0
Beginning Balance at Dec. 31, 2019	$ (19,679,000)						$ 78,000			$ 48,683,000		$ (68,440,000)
Beginning Balances (in shares) at Dec. 31, 2019							784,551
Conversion of common stock into preferred stock, Shares					784,511
Conversion of common stock into preferred stock					$ 48,628,000	48,628,000
Conversion of convertible notes into preferred stock, Shares			19,785	1,576,154
Conversion of convertible notes into preferred stock			$ 245,000	$ 19,451,000		19,696,000
Issuance of stock, Shares			407,192
Issuance of stock			$ 5,025,000			5,025,000
Conversion of common stock into preferred stock, Shares							(784,551)
Conversion of common stock into preferred stock, Value	(48,628,000)						$ (78,000)			(48,550,000)
Net income (loss)	(3,276,000)											(3,276,000)
Ending Balance at Dec. 31, 2020	(71,583,000)	$ 19,764					$ 0	$ 0	$ 215	133,000	$ 24,785	(71,716,000)	$ (5,236)
Ending Balances (in shares) at Dec. 31, 2020							0	0	2,156,250
Ending Balance at Dec. 31, 2020			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Ending Balances (in shares) at Dec. 31, 2020			426,977	1,576,154	784,511
Stock-based compensation	3,000									3,000
Class A Units issued for cash		103,500,000						$ 1,035			103,498,965
Class A Units issued for cash, Shares								10,350,000
Representative shares issued								$ 10			(10)
Representative shares issued, shares								103,500
Class A Units subject to possible redemption		(105,570,000)						$ (1,035)			(105,568,965)
Class A Units subject to possible redemption, shares								(10,350,000)
Underwriter fee & offering costs		(6,211,902)									(6,211,902)
Private placement warrants issued for cash		5,738,000									5,738,000
Class B shares issued to Sponsor									$ 44		(44)
Class B shares issued to Sponsor, Shares									431,250
Warrants classified as liabilities		(8,116,680)									(8,116,680)
Reclass APIC to retained earnings											10,635,851		(10,635,851)
Net income (loss)	(1,065,000)	1,706,457										(1,065,000)	1,706,457
Ending Balance at Mar. 31, 2021	(72,645,000)	(8,934,361)					$ 0	$ 10	$ 259	136,000		(72,781,000)	(8,934,630)
Ending Balances (in shares) at Mar. 31, 2021							0	103,500	2,587,500
Ending Balance at Mar. 31, 2021			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Ending Balances (in shares) at Mar. 31, 2021			426,977	1,576,154	784,511
Beginning Balance at Dec. 31, 2020			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Beginning Balances (in shares) at Dec. 31, 2020			426,977	1,576,154	784,511
Beginning Balance at Dec. 31, 2020	(71,583,000)	19,764					$ 0	$ 0	$ 215	133,000	24,785	(71,716,000)	(5,236)
Beginning Balances (in shares) at Dec. 31, 2020							0	0	2,156,250
Net income (loss)	(3,378,000)
Ending Balance at Sep. 30, 2021	(74,952,000)	(10,681,076)					$ 0	$ 10	$ 259	142,000		(75,094,000)	(10,681,345)
Ending Balances (in shares) at Sep. 30, 2021							0	103,500	2,587,500
Ending Balance at Sep. 30, 2021			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Ending Balances (in shares) at Sep. 30, 2021			426,977	1,576,154	784,511
Beginning Balance at Dec. 31, 2020			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Beginning Balances (in shares) at Dec. 31, 2020			426,977	1,576,154	784,511
Beginning Balance at Dec. 31, 2020	(71,583,000)	19,764					$ 0	$ 0	$ 215	133,000	24,785	(71,716,000)	(5,236)
Beginning Balances (in shares) at Dec. 31, 2020							0	0	2,156,250
Conversion of Series A-2 Preferred stock to Series B Preferred stock, Shares			12,226		(12,226)
Conversion of Series A-2 Preferred stock to Series B Preferred stock			$ 151,000		$ (151,000)
Stock-based compensation	14,000									14,000
Class A Units issued for cash		103,500,000						$ 1,035			103,498,965
Class A Units issued for cash, Shares								10,350,000
Representative shares issued		0						$ 10			(10)
Representative shares issued, shares								103,500
Class A Units subject to possible redemption		(105,570,000)						$ (1,035)			(105,568,965)
Class A Units subject to possible redemption, shares								(10,350,000)
Underwriter fee & offering costs		(6,211,902)									(6,211,902)
Private placement warrants issued for cash		5,738,000									5,738,000
Class B shares issued to Sponsor									$ 44		(44)
Class B shares issued to Sponsor, Shares									431,250
Warrants classified as liabilities		(8,116,680)									(8,116,680)
Reclass APIC to retained earnings											10,635,851		(10,635,851)
Net income (loss)	(4,596,000)	75,317										(4,596,000)	75,317
Ending Balance at Dec. 31, 2021	(76,165,000)	(10,565,501)					$ 0	$ 10	$ 259	147,000	0	(76,312,000)	(10,565,770)
Ending Balances (in shares) at Dec. 31, 2021							0	103,500	2,587,500
Ending Balance at Dec. 31, 2021			$ 5,421,000	$ 19,451,000	$ 48,477,000	73,349,000
Ending Balances (in shares) at Dec. 31, 2021			439,203	1,576,154	772,285
Beginning Balance at Mar. 31, 2021			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Beginning Balances (in shares) at Mar. 31, 2021			426,977	1,576,154	784,511
Beginning Balance at Mar. 31, 2021	(72,645,000)	(8,934,361)					$ 0	$ 10	$ 259	136,000		(72,781,000)	(8,934,630)
Beginning Balances (in shares) at Mar. 31, 2021							0	103,500	2,587,500
Stock-based compensation	3,000									3,000
Net income (loss)	(1,106,000)	(1,982,698)										(1,106,000)	(1,982,698)
Ending Balance at Jun. 30, 2021	(73,748,000)	(10,917,059)					$ 0	$ 10	$ 259	139,000	0	(73,887,000)	(10,917,328)
Ending Balances (in shares) at Jun. 30, 2021							0	103,500	2,587,500
Ending Balance at Jun. 30, 2021			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Ending Balances (in shares) at Jun. 30, 2021			426,977	1,576,154	784,511
Stock-based compensation	3,000									3,000
Net income (loss)	(1,207,000)	235,983										(1,207,000)	235,983
Ending Balance at Sep. 30, 2021	(74,952,000)	(10,681,076)					$ 0	$ 10	$ 259	142,000		(75,094,000)	(10,681,345)
Ending Balances (in shares) at Sep. 30, 2021							0	103,500	2,587,500
Ending Balance at Sep. 30, 2021			$ 5,270,000	$ 19,451,000	$ 48,628,000	73,349,000
Ending Balances (in shares) at Sep. 30, 2021			426,977	1,576,154	784,511
Beginning Balance at Dec. 31, 2021			$ 5,421,000	$ 19,451,000	$ 48,477,000	73,349,000
Beginning Balances (in shares) at Dec. 31, 2021			439,203	1,576,154	772,285
Beginning Balance at Dec. 31, 2021	(76,165,000)	(10,565,501)					$ 0	$ 10	$ 259	147,000	0	(76,312,000)	(10,565,770)
Beginning Balances (in shares) at Dec. 31, 2021							0	103,500	2,587,500
Conversion of Series A-2 Preferred stock to Series B Preferred stock, Shares			194,494		(194,494)
Conversion of Series A-2 Preferred stock to Series B Preferred stock			$ 2,400,000		$ (2,400,000)
Stock-based compensation	4,000									4,000
Net income (loss)	(1,004,000)	3,386,081										(1,004,000)	3,386,081
Ending Balance at Mar. 31, 2022	(77,165,000)	(7,179,420)					$ 0	$ 10	$ 259	151,000		(77,316,000)	(7,179,689)
Ending Balances (in shares) at Mar. 31, 2022							0	103,500	2,587,500
Ending Balance at Mar. 31, 2022			$ 7,821,000	$ 19,451,000	$ 46,077,000	73,349,000
Ending Balances (in shares) at Mar. 31, 2022			633,697	1,576,154	577,791
Beginning Balance at Dec. 31, 2021			$ 5,421,000	$ 19,451,000	$ 48,477,000	73,349,000
Beginning Balances (in shares) at Dec. 31, 2021			439,203	1,576,154	772,285
Beginning Balance at Dec. 31, 2021	(76,165,000)	(10,565,501)					$ 0	$ 10	$ 259	147,000	0	(76,312,000)	(10,565,770)
Beginning Balances (in shares) at Dec. 31, 2021							0	103,500	2,587,500
Net income (loss)	(3,798,000)
Ending Balance at Sep. 30, 2022	(79,257,000)	(8,895,235)					$ 0	$ 10	$ 259	853,000	0	(80,110,000)	(8,895,504)
Ending Balances (in shares) at Sep. 30, 2022							0	103,500	2,587,500
Ending Balance at Sep. 30, 2022			$ 7,821,000	$ 19,451,000	$ 46,077,000	73,349,000
Ending Balances (in shares) at Sep. 30, 2022			633,697	1,576,154	577,791
Beginning Balance at Mar. 31, 2022			$ 7,821,000	$ 19,451,000	$ 46,077,000	73,349,000
Beginning Balances (in shares) at Mar. 31, 2022			633,697	1,576,154	577,791
Beginning Balance at Mar. 31, 2022	(77,165,000)	(7,179,420)					$ 0	$ 10	$ 259	151,000		(77,316,000)	(7,179,689)
Beginning Balances (in shares) at Mar. 31, 2022							0	103,500	2,587,500
Stock-based compensation	345,000									345,000
Net income (loss)	(902,000)	182,562										(902,000)	182,562
Ending Balance at Jun. 30, 2022	(77,722,000)	(6,996,858)					$ 0	$ 10	$ 259	496,000	0	(78,218,000)	(6,997,127)
Ending Balances (in shares) at Jun. 30, 2022							0	103,500	2,587,500
Ending Balance at Jun. 30, 2022			$ 7,821,000	$ 19,451,000	$ 46,077,000	73,349,000
Ending Balances (in shares) at Jun. 30, 2022			633,697	1,576,154	577,791
Stock-based compensation	357,000									357,000
Remeasurement of Class A common stock		(1,278,750)											(1,278,750)
Net income (loss)	(1,892,000)	(619,627)										(1,892,000)	(619,627)
Ending Balance at Sep. 30, 2022	$ (79,257,000)	$ (8,895,235)					$ 0	$ 10	$ 259	$ 853,000	$ 0	$ (80,110,000)	$ (8,895,504)
Ending Balances (in shares) at Sep. 30, 2022							0	103,500	2,587,500
Ending Balance at Sep. 30, 2022			$ 7,821,000	$ 19,451,000	$ 46,077,000	$ 73,349,000
Ending Balances (in shares) at Sep. 30, 2022			633,697	1,576,154	577,791